UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hunter Global Investors L.P.

Address:   485 Madison Avenue, 22nd Floor
           New York, NY 10022


Form 13F File Number: 02810344


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tito Citarella
Title:  CFO
Phone:  212 453 8980

Signature,  Place,  and  Date  of  Signing:

/s/ Tito Citarella                 New York, NY                       2/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $    1,649,259
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                    COM            037833100   67,415   209,000 SH  PUT  SOLE                  209,000      0    0
APPLE INC                    COM            037833100   80,640   250,000 SH       SOLE                  250,000      0    0
AMETEK INC NEW               COM            031100100   35,772   911,399 SH       SOLE                  911,399      0    0
AMERICAN TOWER CORP          CL A           029912201   22,247   430,800 SH       SOLE                  430,800      0    0
BALTIC TRADING LIMITED       COM            Y0553W103   14,233 1,393,989 SH       SOLE                1,393,989      0    0
FRANKLIN RES INC             COM            354613101   24,880   223,721 SH       SOLE                  223,721      0    0
BAIDU INC                    SPON ADR REP A 056752108   80,159   830,400 SH       SOLE                  830,400      0    0
CITIGROUP INC                COM            172967101   41,593 8,793,422 SH       SOLE                8,793,422      0    0
CATERPILLAR INC DEL          COM            149123101   18,104   193,300 SH       SOLE                  193,300      0    0
CROWN CASTLE INTL CORP       COM            228227104   72,758 1,660,000 SH       SOLE                1,660,000      0    0
CF INDS HLDGS INC            COM            125269100   17,570   130,000 SH       SOLE                  130,000      0    0
CLEARWIRE CORP NEW           CL A           18538Q105    7,983 1,550,000 SH       SOLE                1,550,000      0    0
CHIPOTLE MEXICAN GRILL INC   COM            169656105   21,266   100,000 SH       SOLE                  100,000      0    0
CROCS INC                    COM            227046109   20,544 1,200,000 SH       SOLE                1,200,000      0    0
CSX CORP                     COM            126408103   15,713   243,200 SH       SOLE                  243,200      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A           192446102   47,639   650,000 SH  PUT  SOLE                  650,000      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A           192446102   23,929   326,500 SH       SOLE                  326,500      0    0
DOLLAR TREE INC              COM            256746108   33,648   600,000 SH       SOLE                  600,000      0    0
EMERSON ELEC CO              COM            291011104   18,580   325,000 SH       SOLE                  325,000      0    0
EXPRESS SCRIPTS INC          COM            302182100   27,025   500,000 SH       SOLE                  500,000      0    0
EATON CORP                   COM            278058102   26,423   260,300 SH       SOLE                  260,300      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   12,585   104,800 SH       SOLE                  104,800      0    0
FMC TECHNOLOGIES INC         COM            30249U101   24,006   270,000 SH       SOLE                  270,000      0    0
GOOGLE INC                   CL A           38259P508   51,527    86,750 SH       SOLE                   86,750      0    0
GOODRICH CORP                COM            382388106   39,717   450,966 SH       SOLE                  450,966      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104   16,816   100,000 SH       SOLE                  100,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105    1,697   117,126 SH       SOLE                  117,126      0    0
ICICI BK LTD                 ADR            45104G104   27,092   535,000 SH       SOLE                  535,000      0    0
ISHARES TR                   RUSSELL 2000   464287655  155,462 1,987,000 SH  PUT  SOLE                1,987,000      0    0
JEFFERIES GROUP INC NEW      COM            472319102   12,332   463,100 SH       SOLE                  463,100      0    0
JANUS CAP GROUP INC          COM            47102X105    6,485   500,000 SH  CALL SOLE                  500,000      0    0
JPMORGAN CHASE & CO          COM            46625H100   12,726   300,000 SH       SOLE                  300,000      0    0
KEYCORP NEW                  COM            493267108    7,080   800,000 SH       SOLE                  800,000      0    0
KKR FINANCIAL HLDGS LLC      COM            48248A306   14,880 1,600,000 SH       SOLE                1,600,000      0    0
KRONOS WORLDWIDE INC         COM            50105F105   13,864   326,300 SH       SOLE                  326,300      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A 53071M708   14,299   215,091 SH       SOLE                  215,091      0    0
LULULEMON ATHLETICA INC      COM            550021109   17,105   250,000 SH       SOLE                  250,000      0    0
LAS VEGAS SANDS CORP         COM            517834107   16,083   350,000 SH       SOLE                  350,000      0    0
MCDONALDS CORP               COM            580135101   61,408   800,000 SH       SOLE                  800,000      0    0
MORGAN STANLEY               COM NEW        617446448   19,880   730,600 SH       SOLE                  730,600      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   29,187   434,000 SH       SOLE                  434,000      0    0
NETAPP INC                   COM            64110D104   16,488   300,000 SH       SOLE                  300,000      0    0
OLD DOMINION FGHT LINES INC  COM            679580100   21,321   666,500 SH       SOLE                  666,500      0    0
POTASH CORP SASK INC         COM            73755L107   17,031   110,000 SH       SOLE                  110,000      0    0
SBA COMMUNICATIONS CORP      COM            78388J106   54,615 1,334,030 SH       SOLE                1,334,030      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  206,230 1,640,000 SH  PUT  SOLE                1,640,000      0    0
US BANCORP DEL               COM NEW        902973304   13,356   495,200 SH       SOLE                  495,200      0    0
VERA BRADLEY INC             COM            92335C106   16,500   500,000 SH       SOLE                  500,000      0    0
WHOLE FOODS MKT INC          COM            966837106   20,236   400,000 SH       SOLE                  400,000      0    0
SPDR SERIES TRUST            S&P HOMEBUILD  78464A888   11,130   640,000 SH  PUT  SOLE                  640,000      0    0
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